STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance, shares at Dec. 31, 2016	14,215,016
Beginning balance, value at Dec. 31, 2016		$ 22,919,431	$ (23,525,737)	$ (371,488)	$ (977,794)
Private placement, common stock issuance for cash, shares	1,380,495
Private placement, common stock issuance for cash		176,052			176,052
Issuance of stock for services, shares	258,208
Issuance of stock for services		83,060			83,060
Stock options issued		53,712			53,712
Net income/loss and comprehensive loss			279,961	(34,325)	245,636
Ending balance, shares at Dec. 31, 2017	15,853,719
Ending balance, value at Dec. 31, 2017		23,232,255	(23,245,776)	(405,813)	(419,334)
Private placement, common stock issuance for cash, shares	1,000,000
Private placement, common stock issuance for cash		100,000			100,000
Stock options exercised, shares issued	240,000
Stock options exercised, value		12,000			12,000
Net income/loss and comprehensive loss			14,012	2,801	16,813
Ending balance, shares at Dec. 31, 2018	17,093,719
Ending balance, value at Dec. 31, 2018		23,344,255	(23,231,764)	(403,012)	(290,521)
Private placement, common stock issuance for cash, shares	2,991,400
Private placement, common stock issuance for cash		59,828			59,828
Net income/loss and comprehensive loss			(219,343)	(1,560)	(220,903)
Ending balance, value at Dec. 31, 2019	$ 20,085,119	$ 23,404,083	$ (23,451,107)	$ (404,572)	$ (451,596)